[UNITED INVESTORS LIFE LETTERHEAD]

May 14, 2003

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Titanium Universal Life Variable Account (File No. 333-89875) Rule 497(j) Certification

Commissioners:

On behalf of Titanium Universal Life Variable Account (the “Account”) and in lieu of filing with the Commission the form of prospectus and statement of additional information dated May 1, 2003 that was used in connection with the offering by United Investors Life Insurance Company (the “Company”) of certain flexible premium variable life insurance policies funded through the Account, the Company hereby certifies that:

(1)	The form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933 (the “1933 Act”) would not have differed from that contained in Post-Effective Amendment No. 6 to the Account’s registration statement under the 1933 Act(“PEA 6”) on Form N-6, as filed with the Commission on April 30, 2003; and

(2)	the text of PEA 6 has been filed with the Commission electronically.

Please call Cathy C. Pilcher at (205) 325-4307 if you have questions or comments regarding this filing.

UNITED INVESTORS LIFE INSURANCE COMPANY

By:	/s/ JOHN H. LIVINGSTON
John H. Livingston, Esquire Secretary and Counsel

JHL:dk

cc: Frederick R. Bellamy